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                          TRAVELERS SERIES FUND INC.
                                 on behalf of
               Travelers Managed Income Portfolio ("Portfolio")

                      Supplement dated December 16, 2003
     To the Prospectus dated February 28, 2003, as revised April 30, 2003

   The table appearing on page 9 of the Prospectus under the section entitled "Management - The Portfolio Manager" is deleted and replaced with the following:

           Fund               Portfolio Manager        Business Experience
           ----               -----------------        -------------------

 Travelers Managed Income  Gene Collins              Senior Vice President,
 Portfolio                 TAMIC                     TAMIC
                           399 Park Avenue
                           New York, New York 10043

                           Kurt Lin                  Vice President, TAMIC
                           TAMIC
                           399 Park Avenue
                           New York, New York 10043

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